Noncontrolling Interest (Noncontrolling Interest in the Operating Partnership) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Noncontrolling Interest [Abstract]
Balance at beginning of period	$ 16,129
Issuance of noncontrolling interests in the operating partnership		$ 22,670
Redemption noncontrolling interests in the operating partnership	(3,127)	(8,738)
Net loss attribution	(30)	(236)
Fair value adjustments	(1,390)	2,636
Dividends accrued	(305)	(203)
Balance at end of period	$ 11,277	$ 16,129